ICON CONSUMER SELECT FUND

Portfolio of Investments

September 30, 2022

Security Description	Shares	Value
Common Stock (78.40%)

Communications (1.71%)
eBay Inc	19,700	$725,157

Consumer, Cyclical (29.24%)
Aptiv PLC*	15,300	1,196,613
Brunswick Corp	22,500	1,472,625
Deckers Outdoor Corp*	5,800	1,813,138
Gentex Corp	34,100	812,944
Lear Corp	10,300	1,232,807
NIKE Inc	18,400	1,529,408
PulteGroup Inc	43,100	1,616,250
Skechers USA Inc*	53,500	1,697,020
Visteon Corp*	9,600	1,018,176
Total Consumer, Cyclical		12,388,981

Consumer, Non-Cyclical (10.83%)
Darling Ingredients Inc*	28,100	1,858,815
Global Payments Inc	7,900	853,595
Hormel Foods Corp	15,600	708,864
Performance Food Group Co*	27,200	1,168,240
Total Consumer, Non-Cyclical		4,589,514

Financial (36.62%)
American Equity Investment Life Holding Co	35,100	1,308,879
Arch Capital Group Ltd*	20,500	933,570
Assurant Inc	10,300	1,496,281
Bank of America Corp	34,300	1,035,860
Equitable Holdings Inc	21,600	569,160
Everest Re Group Ltd	3,200	839,808
JPMorgan Chase & Co	9,300	971,850
LPL Financial Holdings Inc	13,100	2,862,088
Marsh & McLennan Cos Inc	11,500	1,716,835
Mastercard Inc	5,200	1,478,568
RenaissanceRe Holdings Ltd	6,500	912,535
Visa Inc	7,800	1,385,670
Total Financial		15,511,104

Total Common Stock (Cost $33,703,399)		33,214,756

Investment Companies (21.80%)

Money Market Funds (21.80%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 2.780%)	9,234,761	9,234,761

Total Investment Companies (Cost $9,234,761)		9,234,761

Total Investments (Cost $42,938,159) (100.20%)		$42,449,517
Liabilities in Excess of Other Assets (-0.20%)		(83,073)
Net Assets (100.00%)		$42,366,444

*	Non-income producing security.